Property and Equipment (Details 2) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
EchoStar I
Property and Equipment
Original Useful Life (in years)	P12Y	P12Y
EchoStar XI
Property and Equipment
Original Useful Life (in years)	P12Y	P12Y
EchoStar XIV
Property and Equipment
Original Useful Life (in years)	P15Y	P15Y
EchoStar VI
Property and Equipment
Original Useful Life (in years)		P12Y
Loss of Travelling wave tube amplifiers ("TWTAs")	2
Increase in loss of TWTAs	5
148 degree orbital location
Property and Equipment
Write down in value license agreement if FCC decides to revoke license	68	68